--------------------------------------------------------------------------------
CONNECTICUT
DAILY TAX FREE                            600 FIFTH AVENUE, NEW YORK, NY  10020
INCOME FUND, INC.                         (212) 830-5200

================================================================================






Dear Shareholder:



We are pleased to present the annual report of Connecticut Daily Tax Free Income Fund, Inc. for the year ended January 31, 1997.


The Fund had net assets of $136,612,927 and 539 active shareholders as of January 31, 1997.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff


Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS
JANUARY 31, 1997

================================================================================

                                                                                                           Ratings (a)
                                                                                                       -----------------
     Face                                                         Maturity                 Value               Standard
    Amount                                                          Date     Yield       (Note 1)      Moody's  &  Poors
    ------                                                          ----     -----        ------       -------     -----
Other Tax Exempt Investments (20.81%)
----------------------------------------------------------------------------------------------------------------------------
 $  1,000,000  Bethel, CT BAN (c)                                 07/11/97    3.50%     $  1,000,165
    2,065,000  Darien, CT BAN (c)                                 05/07/97    3.56         2,065,151
    3,100,000  Milford, CT BAN (c)                                11/13/97    3.58         3,100,675
    5,000,000  North Haven, CT BAN (c)                            09/04/97    3.62         5,008,965
    5,000,000  Puerto Rico Commonwealth TRAN                      07/30/97    3.40         5,013,570     MIG-1      SP-1+
    2,000,000  Puerto Rico Commonwealth TRAN                      07/30/97    3.24         2,007,132     MIG-1      SP-1+
    1,221,000  Redding, CT BAN (c)                                10/23/97    3.67         1,223,786
    2,000,000  State of Connecticut GO Bond 1996 - Series A (c)   05/15/97    3.55         2,002,148
    3,000,000  Town of Fairfield, Connecticut GO BAN (c)          01/14/98    3.31         3,010,947
    3,000,000  Town of Farmington, Connecticut BAN (c)            06/12/97    3.08         3,001,569
    1,000,000  Westport, CT BAN (c)                               06/27/97    3.50         1,000,075
 ------------                                                                             -----------
   28,386,000  Total Other Tax Exempt Investments                                         28,434,183
 ------------                                                                             -----------
Other Variable Rate Demand Instruments (b) (42.27%)
----------------------------------------------------------------------------------------------------------------------------
 $  5,100,000  Connecticut Development Authority
               (Exeter Energy Project) - Series 1989B
               LOC Sanwa Bank, Ltd.                               12/01/19    3.60%      $ 5,100,000                A1
    5,000,000  Connecticut Development Authority PCRB
               (CT Light and Power Company Project 1996) - Series A (c)
               LOC Canadian Imperial Bank of Commerce             05/01/31    3.50         5,000,000
    5,600,000  Connecticut HFA Housing Mortgage Finance Program (c)
               AMBAC Insured                                      05/15/18    3.50         5,600,000
    1,000,000  Connecticut PCR Refunding Bond
              (Connecticut Light & Power Company Project)
               LOC Union Bank of Switzerland                      09/01/28    3.45         1,000,000      VMIG-1    A1+
    6,900,000  Connecticut State Development Authority
               (CT Light & Power Co. Project) - Series 1993A
               LOC Deutsche Bank A.G.                             09/01/28    3.55         6,900,000      VMIG-1    A1+
    6,000,000  Connecticut State Development Authority
               (Corporation for Independent Living Project)
               LOC Chase Manhattan Bank, N.A.                     07/01/15    3.30         6,000,000      VMIG-1
    1,000,000  Connecticut State Development Authority
               (Western Mass Electric Company) - Series 1993A
               LOC Union Bank of Switzerland                      09/01/28    3.30         1,000,000      VMIG-1    A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================


                                                                                                          Ratings (a)
                                                                                                      ----------------
     Face                                                         Maturity                 Value               Standard
    Amount                                                           Date     Yield       (Note 1)     Moody's   & Poors
    ------                                                           ----     -----        ------      -------     -----
Other Variable Rate Demand Instruments (b) (Continued)
----------------------------------------------------------------------------------------------------------------------------
 $  1,100,000  Connecticut State Development Authority
               (Western Mass Electric Company) - Series 1993A
               LOC Union Bank of Switzerland                     09/01/28    3.30%     $  1,100,000     VMIG-1      A1+
    1,200,000  Connecticut State Development Authority IDRB
               (Columbia Diamond Ring)
               LOC Barclays Bank PLC                             09/01/08    3.95         1,200,000       P1        A1+
    6,000,000  Connecticut State Development Authority IDRB
               (Gerber Scientific Incorporated)
               LOC Wachovia Bank & Trust Co., N.A.               12/01/14    3.60         6,000,000                 A1+
    1,500,000  Connecticut State Development Authority IDRB
               (Rand Whitney Container Board L.P.)
               LOC Chase Manhattan Bank, N.A.                    08/01/23    3.25         1,500,000       P1        A1
    1,100,000  Connecticut State Development Authority IDRB
               (Vitta Corporation Project)
               LOC Barclays Bank PLC                             08/01/09    3.95         1,100,000       P1        A1+
   10,000,000  Connecticut State Special Tax Obligation RB
               (Second Lien Transportation Infrastructure)
               LOC Commerzbank A.G.                              12/01/10    3.50        10,000,000     VMIG-1      A1+
    3,845,000  Hartford County, CT RDA (Underwood Tower Project) (c)
               LOC Financial Security Assurance, Inc.            06/01/20    3.25         3,845,000
    2,400,000  State of Connecticut HEFA - Series A
               LOC Credit Locale de France                       07/01/24    3.20         2,400,000     VMIG-1
 ------------                                                                           -----------
   57,745,000  Total Other Variable Rate Demand Instruments                              57,745,000
 ------------                                                                           -----------
Put Bonds (d) (12.93%)
----------------------------------------------------------------------------------------------------------------------------
 $  1,000,000  Connecticut HFA Program Bond - Series A-4         04/10/97    3.36%     $  1,000,232     VMIG-1      A1+
    1,545,000  Connecticut HFA Program Bond - Series A-4         04/10/97    3.65         1,545,000     VMIG-1      A1+
    1,600,000  Connecticut State HEFA (Yale University) - Series E
               FGIC Insured                                      06/01/97    3.60         1,600,000     VMIG-1      A1+
    3,655,000  Connecticut State RRA Bond
               (Wallingford Resource Recovery) - Series 1986
               LOC National Westminster Bank PLC                 11/15/97    3.80         3,655,000     VMIG-1      A1+
    5,000,000  Connecticut State Special Assessment Unemployment
               Compensation Advance Fund RB - Ser 93C
               FGIC Insured                                      07/01/97    3.90         5,000,000     VMIG-1      A1+




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)
JANUARY 31, 1997
================================================================================

                                                                                                          Ratings (a)
                                                                                                      ----------------
     Face                                                         Maturity                 Value               Standard
    Amount                                                           Date     Yield       (Note 1)     Moody's   & Poors
    ------                                                           ----     -----        ------      -------     -----
Put Bonds (d) (Continued)
----------------------------------------------------------------------------------------------------------------------------
 $  4,860,000  Puerto Rico Industrial Medical & Environmental PCFA RB
               (Reynolds Metals Corporation)
               LOC ABN AMRO Bank N.V.                            09/01/97    3.80%     $  4,860,000     VMIG-1      A1+
 ------------                                                                          ------------
   17,660,000  Total Put Bonds                                                           17,660,232
 ------------                                                                          ------------
Tax Exempt Commercial Paper (14.96%)
----------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  Connecticut HEFA (Yale University) - Series L     02/05/97    3.25%(d)  $  2,000,000     VMIG-1      A1+
      500,000  Connecticut HEFA (Yale University) - Series O     02/05/97    3.40 (d)       500,000     VMIG-1      A1+
    3,000,000  Connecticut HEFA (Yale University) - Series M     02/05/97    3.25 (d)     3,000,000     VMIG-1      A1+
      935,000  Connecticut HFA Mortgage Project 1989 - Series D  04/04/97    3.55 (d)       935,000     VMIG-1      A1
    4,000,000  Connecticut Municipal Electric Energy Cooperative
               Power Supply System RB 1995 - Series A
               LOC Fleet National Bank                           02/11/97    3.05         4,000,000       P1        A1
   10,000,000  Puerto Rico Government Development Bank           02/19/97    3.30        10,000,000                 A1+
 ------------                                                                            ----------
   20,435,000  Total Tax Exempt Commercial Paper                                         20,435,000
 ------------                                                                            ----------
Variable Rate Demand Instruments - Participations (b) (0.90%)
----------------------------------------------------------------------------------------------------------------------------
 $    815,921  Connecticut State Development Authority IDRB (Nefco Holding)
               LOC Chase Manhattan Bank, N.A.                    11/01/00    5.36%     $    815,921       P1        A1
      409,616  Connecticut State Development Authority IDRB
               (The Finlay Brothers Project)
               LOC Chase Manhattan Bank, N.A.                    10/01/00    5.36           409,616       P1        A1
 ------------                                                                          ------------
    1,225,537  Total Variable Rate Demand Instruments - Participations                    1,225,537
 ------------                                                                          ------------
               Total Investments (91.87%) (Cost 125,499,952+)                           125,499,952
               Cash and Other Assets, Net of Liabilities (8.13%)                         11,112,975
                                                                                       ------------
               Net Assets (100.00%)                                                    $136,612,927
                                                                                       ============

               +  Aggregate cost for federal income tax purposes is identical.





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================



FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d)   The maturity date indicated is the next put date.

KEY:
      BAN      =  Bond Anticipation Note                      PCFA      =  Pollution Control Finance Authority
      GO       =  General Obligation                          PCR       =  Pollution Control Revenue
      HEFA     =  Health and Education Facilities Authority   PCRB      =  Pollution Control Revenue Bond
      HFA      =  Housing Finance Authority                   RB        =  Revenue Bond
      IDRB     =  Industrial Development Revenue Bond         RDA       =  Revenue Development Authority
      LOC      =  Letter of Credit                            RRA       =  Resource Recovery Authority
                                                              TRAN      =  Tax and Revenue Anticipation Note












--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1997
================================================================================



ASSETS

 Investments in securities at value (Cost $125,499,952) ........................       $    125,499,952
 Cash...........................................................................              5,724,233
 Receivables:
    Securities sold.............................................................              5,000,000
    Interest ...................................................................                759,764
                                                                                        ---------------
      Total assets..............................................................            136,983,949
                                                                                        ---------------


LIABILITIES
 Accrued expenses.................................................................              161,903
 Dividends payable................................................................              209,119
                                                                                        ---------------
      Total liabilities.........................................................                371,022
                                                                                        ---------------
 Net assets.......................................................................     $    136,612,927
                                                                                        ===============



Net Asset Value, offering and redemption price per share:
 Class A Shares 136,631,315 Shares Outstanding (Note 3)...........................      $          1.00
                                                                                         ==============
 Class B Shares       6,827 Shares Outstanding (Note 3)...........................      $          1.00
                                                                                         ==============











--------------------------------------------------------------------------------
                       See Notes to Financial Statement.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 1997

================================================================================



INVESTMENT INCOME
 Income:
   Interest.......................................................................    $      4,147,773
                                                                                       ---------------
 Expenses: (Note 2)
    Investment management fee.....................................................             360,874
    Administration fee............................................................             252,612
    Shareholder servicing fee.....................................................             240,579
    Custodian expenses............................................................              13,280
    Shareholder servicing and related shareholder expenses........................             114,369
    Legal, compliance and filing fees.............................................              22,779
    Audit and accounting..........................................................              65,283
    Directors' fees...............................................................              13,830
    Other.........................................................................               6,646
                                                                                        --------------
        Total expenses............................................................           1,090,252
        Less:
          Expenses paid indirectly................................................     (        23,804)
                                                                                        --------------
             Net expenses.......................................................             1,066,448
                                                                                        --------------
    Net investment income.........................................................           3,081,325
REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments..........................................     (          7,566)
                                                                                        ---------------
 Increase in net assets from operations...........................................     $      3,073,759
                                                                                        ===============





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 1997 AND 1996

================================================================================



                                                                               1997                        1996
                                                                         ----------------              ---------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
     Net investment income......................................        $     3,081,325               $    2,747,513

     Net realized gain (loss) on investments....................        (         7,566)                       2,987
                                                                         --------------                 ------------
 Increase (decrease) in net assets from operations...............             3,073,759                    2,750,500

 Dividends to shareholders from net investment income:
     Class A....................................................        (     3,081,273)*             (    2,747,513)*
     Class B....................................................        (            52)*                     --
 Capital share transactions (Note 3):
     Class A....................................................              30,787,660                   24,022,159
     Class B....................................................                   6,827                      --
                                                                          --------------                -------------
     Total increase (decrease)..................................              30,786,921                   24,025,146
 Net assets:
     Beginning of year..........................................             105,826,006                   81,800,860
                                                                          --------------                -------------
     End of year................................................         $   136,612,927               $  105,826,006
                                                                          ==============                =============



 * Designated as exempt-interest dividends for federal income tax purposes.











--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================


1. Summary of Accounting Policies.

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund is a short-term, tax-exempt money market Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

   a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

   b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

   c) Dividends and  Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

   d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other  Transactions  with  Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates.(Continued)

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $46,997 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

Included in the Statement of Operations under the captions "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $23,804.

3. Capital  Stock.

At January 31, 1997, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $136,619,832. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                        Class A                                  Class B
                                        ---------------------------------------           ------------------
                                              Year                   Year                  October 10, 1996
                                              Ended                  Ended            (Commencement of Offering)
                                        January 31, 1997       January 31, 1996           to January 31, 1997
                                        ----------------       ----------------           -------------------
 Sold..................................     238,155,043            230,071,612                        6,886
 Issued on reinvestment of dividends...       2,976,919              2,456,633                           42
 Redeemed..............................  (  210,344,302)        (  208,506,086)              (          101)
                                          -------------          -------------                -------------
 Net increase .........................      30,787,660             24,022,159                        6,827
                                          =============          =============                =============

4. Sales of Securities.

Accumulated undistributed realized losses at January 31, 1997 amounted to $6,905. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire January 31, 2005.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 52% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Selected Financial Information.

CLASS A                                                                        Year Ended January 31,
-------                                           ------------------------------------------------------------------------------
                                                     1997             1996             1995             1994             1993
                                                  ----------       ----------       ----------       ----------       ----------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)

 Net asset value, beginning of year                $  1.00          $  1.00          $  1.00          $  1.00          $  1.00
                                                   ----------       ----------       ----------       ----------       ----------
 Income from investment operations:
   Net investment income.........................     0.026            0.030            0.023            0.017            0.021
 Less distributions:
   Dividends from net investment income..........  (  0.026)        (  0.030)        (  0.023)        (  0.017)        (  0.021)
                                                    -------         --------         --------         --------         --------
 Net asset value, end of year....................  $  1.00          $  1.00          $  1.00          $  1.00          $  1.00
                                                   ==========       ==========       ==========       ==========       ==========
 Total Return....................................     2.59%            3.02%            2.29%            1.70%            2.12%
 Ratios/Supplemental Data
 Net assets, end of year (000)...................  $  136,606       $  105,826       $   81,801       $  120,551       $  129,297
 Ratios to average net assets:
   Expenses......................................     0.91%(a)         0.91%(b)         0.88%            0.87%            0.86%(c)
   Net investment income.........................     2.56%(a)         2.96%(b)         2.25%            1.68%            2.14%(c)

                                                                                   October 10, 1996
CLASS B                                                                       (Commencement of offering) to
-------                                                                            January 31, 1997
                                                                              -----------------------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period............                                     $  1.00
                                                                                      ----------
 Income from investment operations:
   Net investment income.........................                                        0.009
 Less distributions:
   Dividends from net investment income..........                                     (  0.009   )
                                                                                       ----------
 Net asset value, end of period..................                                     $  1.00
                                                                                      ===========
 Total Return....................................                                        2.83%
 Ratios/Supplemental Data
 Net assets, end of period (000).................                                     $     7
 Ratios to average net assets:
   Expenses......................................                                        0.70%*(a)
   Net investment income.........................                                        2.80%*(a)


 *  Annualized
(a) Includes expense offsets equivalent to .02% of average net assets.
(b) Net of administration fees waived equivalent to .03% of average net assets.
(c) Net of management fees waived equivalent to .06% of average net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================


The Board of Directors and Shareholders
Connecticut Daily Tax Free Income Fund, Inc.





We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Connecticut Daily Tax Free Income Fund, Inc. as of January 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the selected financial information for each of the five years in the period then ended. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Connecticut Daily Tax Free Income Fund, Inc. as of January 31, 1997, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.



                                                    \s\McGladrey & Pullen, LLP



New York, New York
March 4, 1997




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

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-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------



Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020



Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020



Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105



Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020




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


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CONNECTICUT
DAILY
TAX FREE
FUND, INC.








                                                    Annual Report
                                                  January 31, 1997







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